Related party transactions (Details)			1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 18, 2023 USD ($)	Dec. 19, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) tranche vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Proceeds from issuance of long-term debt from related party					$ 0	$ 1,020,000	$ 1,000,000
Repayment of long-term debt from related party					0	2,020,000	0
General and administrative expenses					1,044,000	$ 3,846,000	1,971,000
Number of vessels delivered | vessel						6
Newbuildings
Related Party Transaction [Line Items]
Net book value			$ 176,145,000		83,479,000	$ 132,646,000	176,145,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Related Party Transaction [Line Items]
Number of vessels delivered | vessel						4
2020 Bulkers Management AS
Related Party Transaction [Line Items]
Amounts paid to related party					300,000
Magni Partners Limited
Related Party Transaction [Line Items]
Amounts paid to related party						$ 2,700,000
Broker services, newbuilding contracts | Affinity Shipholdings I LLP
Related Party Transaction [Line Items]
Amounts paid to related party						0
Broker services, fixed time charter agreements | Affinity Shipholdings I LLP
Related Party Transaction [Line Items]
Amounts paid to related party						$ 100,000
Amount to be paid per day (as a percent)						1.25%
Affinity Shipholdings I LLP | Himalaya Shipping Limited
Related Party Transaction [Line Items]
Common shares held (as a percent)						7.70%
Related party | Line of credit | Drew Holdings Limited - Revolving credit facility
Related Party Transaction [Line Items]
Facility, amount available to drawdown	$ 10,000,000		15,000,000				15,000,000
Proceeds from issuance of long-term debt from related party		$ 1,000,000	1,000,000			$ 1,000,000
Repayment of long-term debt from related party						2,000,000
Credit facility, remaining borrowing capacity						10,000,000
Related party | Line of credit | Secured Overnight Financing Rate (SOFR) | Drew Holdings Limited - Revolving credit facility
Related Party Transaction [Line Items]
Variable rate (as a percent)	8.00%
Related party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
General and administrative expenses					100,000
Related party | 2020 Bulkers Management AS | Newbuildings
Related Party Transaction [Line Items]
Net book value						200,000
Related party | Broker services, fixed time charter agreements | Affinity Shipholdings I LLP
Related Party Transaction [Line Items]
Amount to be paid per day						$ 30,000
Related party | Drew Holdings Limited | Himalaya Shipping Limited
Related Party Transaction [Line Items]
Common shares held (as a percent)						31.50%
Affiliated entity | Line of credit | Magni Partners Limited - Revolving credit facility
Related Party Transaction [Line Items]
Facility, amount available to drawdown				$ 15,000,000
Affiliated entity | Line of credit | London Inter-Bank Offered Rate (LIBOR) | Magni Partners Limited - Revolving credit facility
Related Party Transaction [Line Items]
Variable rate (as a percent)				8.00%
Affiliated entity | Magni Partners Limited
Related Party Transaction [Line Items]
Accounts payable					$ 2,700,000
Accounts payables, number of equal tranches | tranche					4
Accounts payables, number of vessels to be delivered | vessel					4
Amounts to be paid for each delivery					$ 700,000
Other liabilities			$ 2,700,000				$ 2,700,000